Borrowings (Details 7) - Supplier Finance arrangements [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Payable to MSME-TReDS [Member]
Disclosure Of Borrowings [Line Items]
Financial Liabilities	₨ 1,566	₨ 832	₨ 385
Security	Unsecured
Payable to MSME-TReDS [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	6.08%
Tenure of average repayment	170 days
Payable to MSME-TReDS [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	6.99%
Tenure of average repayment	179 days
Vendor bill discounting [Member]
Disclosure Of Borrowings [Line Items]
Financial Liabilities	₨ 2,445	₨ 3,274	₨ 2,134
Security	Unsecured
Vendor bill discounting [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	6.30%
Tenure of average repayment	10 days
Vendor bill discounting [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.90%
Tenure of average repayment	133 days